Earnings from Discontinued Operations (Summary of Discontinued Operations) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012 Property	Dec. 31, 2011 Property	Dec. 31, 2010
Revenues
Rental revenues									$ 409,263	$ 351,879	$ 309,046
Other revenues									36,387	32,724	27,192
Total operating revenues	118,257	114,519	109,644	104,129	101,477	99,302	94,214	90,627	446,549	385,620	336,918
Expenses
Property operating expenses									297,197	265,002	234,660
Interest expense	13,862	12,921	12,674	12,792	9,240	14,867	13,626	13,469	52,249	51,202	53,803	[1]
Income from discontinued operations before gain on sale	77	(451)	467	484	866	791	987	981	577	3,625	2,051
Net gain (loss) on insurance and other settlement proceeds on discontinued operations									48	(12)	0
Gain (loss) on sale of discontinued operations	3,161	16,021	12,953	9,500	7,872	4,927	0	0	41,635	12,799	(2)
Income from discontinued operations									42,260	16,412	2,049	[1]
Number of properties sold (properties)									9	2
Discontinued Operation
Revenues
Rental revenues									8,054	20,578	21,025
Other revenues									974	2,507	2,423
Total operating revenues									9,028	23,085	23,448
Expenses
Property operating expenses									5,299	12,662	14,353
Depreciation and amortization									2,507	5,557	5,680
Interest expense									645	1,241	1,364
Total expense									$ 8,451	$ 19,460	$ 21,397

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